Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	16 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 28, 2023
C000237197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Real Estate Income ETF (RINC)
Account Value	$ 9,929	$ 9,929		$ 10,758	$ 9,798	$ 10,082	$ 10,533	$ 9,587	$ 10,000
Average Annual Return, Percent	(5.17%)	(0.80%)	[1]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,612	$ 13,612		13,291	12,552	12,037	10,888	9,748	10,000
Average Annual Return, Percent	25.02%	25.64%	[1]
Gapstow Real Estate Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Gapstow Real Estate Income Index
Account Value	$ 10,370	$ 10,370		$ 11,126	$ 10,093	$ 10,441	$ 10,839	$ 9,865	$ 10,000
Average Annual Return, Percent	(4.33%)	2.73%	[1]

[1]	The Fund commenced operations on August 28, 2023.